Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of Cash and cash equivalents

	2024	2023
Banks	8,990,139	7,525,552
Short–term investments	5,061,940	4,808,610
Cash	2,396	1,953
	14,054,475	12,336,115

Credit quality of issuers of investments
Cash and cash equivalents
Schedule of other financial assets measured at fair value through profit or loss

Rating	2024	2023
AAA	1,994,024	993,553
F1	1,887,118	2,133,937
A+	1,791,193	—
F3	1,419,481	70,055
A-1	1,107,673	1,498,034
P-1	1,058,446	741,041
F1+	1,027,253	2,349,260
A	701,821	—
BRC1+	526,853	378,077
BBB	352,609	68,378
F2	331,879	630,089
Ba1	156,726	—
AA	123,665	—
A1	85,050	—
P AAA	38,398	1,475,084
BB	12,461	103,066
AAAmmf	5,496	4,562
AAAF	5,439	64,518
B	3,785	670,268
BRC1	1,090	1,513
Aaa	8	1,798
AAAm	—	51,710
C	—	3,156
Not available rating	1,424,007	1,098,016
	14,054,475	12,336,115